Post balance sheet events - Additional Information (Detail) - Revolving credit facility [member] - GBP (£) £ in Millions		1 Months Ended
	Mar. 07, 2023	Feb. 28, 2019	Feb. 01, 2019
Post balance sheet events [line items]
Notional amount			£ 200.0
Line of credit facility term	4 years
Subsequent events [member]
Post balance sheet events [line items]
Line of credit facility expiration date	Jan. 31, 2024
Notional amount	£ 300.0	£ 200.0
Line of credit facility, Maximum borrowing capacity	300.0	100.0
Line of credit drawn	£ 120.0	£ 120.0
Line of credit facility term	4 years
Line of credit facility option to extend	1 year